Summary Of Significant Accounting Policies (Details Narrative) - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Money Market Funds	$ 629	$ 14,841		$ 2,233,533
Bond Portfolio	131,000	111,000		84,000
Allowance for Mortgage Loans Receivable	1,363,782	1,311,983		1,204,833
Loans Exceeding 90 Days Past Due	3,457,000	3,449,000		3,724,000
Loans in Default	1,226,000	1,226,000		1,779,000
Foreclosed Properties	633,000	627,000
Real Estate Held for Sale Carrying Value	225,872	340,872		697,422
Allowance Allocated to Impaired Loans	688,000	663,000		581,000
Total Loan Impairment	1,858,000	1,853,000
Additional Impairment Real Estate Held For Sale	12,000
Real Estate Sold	48,000		380,000
Realized Loss Real Estate Sold	67,000		52,000
Total Loans On Nonaccrual Status			$ 5,302,000	$ 5,503,000